Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	1.10%		0.00%			0.00%	0.00%	0.00%
Change in valuation allowance						$ (5,004,696)	$ (3,141,971)	$ (2,382,742)
Probability Of Uncertain Tax Benefits To Be Recognized Percentage						50.00%
Unrecognized Tax Benefits						$ 0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued						0	0	0
Operating Loss Carryforwards						40,150,911
Income Tax Expense (Benefit)	$ 129,708		$ 0	$ 129,708	$ 0	0	$ 0	$ 0
BR
Income Tax Contingency [Line Items]
Operating Loss Carryforwards						26,462,849
US
Income Tax Contingency [Line Items]
Operating Loss Carryforwards						$ 13,688,062
Zanite Acquisition Corp [Member]
Income Tax Contingency [Line Items]
Change in valuation allowance		$ 5,002,331